Net income/(loss) per Share - The computation of basic and diluted net income/(loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)	¥ (80,976)	$ (11,094)	¥ (134,515)	¥ 86,504
Less: net loss attributable to the non-controlling interest shareholders	11,396	1,561	7,864	13
Net income/(loss) attributable to the Sound Group Inc.'s ordinary shareholders	¥ (69,580)	$ (9,533)	¥ (126,651)	¥ 86,517
Denominator:
Weighted average number of ordinary shares outstanding, basic	1,026,725,421	1,026,725,421	1,078,969,851	1,036,485,949
Share options				852,691
Restricted shares				1,279,270
Weighted average number of ordinary shares outstanding, diluted	1,026,725,421	1,026,725,421	1,078,969,851	1,038,617,910
Basic net income/(loss) per share attributable to Sound Group Inc.'s ordinary shareholders | (per share)	¥ (0.07)	$ (0.01)	¥ (0.12)	¥ 0.08
Diluted net income/(loss) per share attributable to Sound Group Inc.'s ordinary shareholders | (per share)	¥ (0.07)	$ (0.01)	¥ (0.12)	¥ 0.08